Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw material	$ 526,522	$ 177,474
Work-in-process	2,376	343,795
Finished goods	1,048,211	560,119
Low-value consumables	40,116	40,650
Total	$ 1,617,225	$ 1,122,038